FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt in breach of asset-level financial covenants		$ 145,000,000
Credit facility, maximum borrowing capacity	$ 960,000,000
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,867,000,000	5,400,000,000
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% change in value of investments on equity	101,000,000
Impact of 10 percent change in value of investments on profit loss	101,000,000
Marketable securities | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,007,000,000	588,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	2,100,000,000	2,000,000,000
Non-recourse borrowings		0
Letter of credit outstanding amount	12,000,000	12,000,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	1,000,000,000	500,000,000
Non-recourse borrowings	$ 0	0
Syndicated Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000